DEBT - Scheduled Maturities (Details) - 2022 Credit Agreement $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 31,142
2026	137,813
2027	0
2028	0
2029	0
Total unpaid principal	$ 168,955